Note Goodwill and other intangible assets (Carrying amount of goodwill by reportable segments) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Beginning Balance	$ 626,388	$ 465,676
Goodwill on acquisition	0	42,634
Purchase accounting adjustments	4,707	118,078
Goodwill impairment charge	(3,801)	0	$ 0
Ending Balance	627,294	626,388	465,676
Banco Popular de Puerto Rico
Goodwill [Line Items]
Beginning Balance	280,221	250,109
Goodwill on acquisition	0	3,899
Purchase accounting adjustments	0	26,213
Goodwill impairment charge	(3,801)	0
Ending Balance	276,420	280,221	250,109
Banco Popular North America
Goodwill [Line Items]
Beginning Balance	346,167	215,567
Goodwill on acquisition	0	38,735
Purchase accounting adjustments	4,707	91,865
Goodwill impairment charge	0	0
Ending Balance	$ 350,874	$ 346,167	$ 215,567